CAPITALIZED COMPUTER SOFTWARE COSTS	12 Months Ended
Mar. 31, 2014
CAPITALIZED COMPUTER SOFTWARE COSTS
CAPITALIZED COMPUTER SOFTWARE COSTS

6.              CAPITALIZED COMPUTER SOFTWARE COSTS

The Company capitalizes the cost of computer software developed or purchased for internal use.

The following is a summary of capitalized computer software costs as of March 31, 2013 and 2014:

	Thousands of Yen
	2013	2014
Balance at beginning of year	¥807,370	¥1,319,791
Costs capitalized during year	513,301	409,702
Disposal	(2,158)	(140,010)
Foreign currency translation	1,278	660
Balance at end of year	1,319,791	1,590,143
Accumulated amortization, end of year	(486,850)	(661,115)
Capitalized computer software costs—net	¥832,941	¥929,028

Included in the above are capitalized software costs for projects in progress of ¥91,107 thousand and ¥60,353 thousand at March 31, 2013 and 2014, respectively. For the years ended March 31, 2012, 2013 and 2014, the Company recognized amortization expenses related to capitalized software development costs of ¥72,751 thousand, ¥162,737 thousand and ¥237,886 thousand, respectively.

The following table shows the estimated amortization of capitalized computer software costs for the next five years:

Years ending March 31	Thousands of Yen
2015	¥268,575
2016	245,765
2017	202,758
2018	117,845
2019	33,733